Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	18,172.19
Total Transaction Valuation	208,875,700.32
Total Offset Amount	0.00
Net Fee	$ 18,172.19
Offering Table N/A
Offset Table N/A	N/A